Shar. Equity (USD $) In Millions	Total	Noncontrolling interest [Member]	Total Petrobras shareholders equity [Member]	Preferred shares [Member]	Common shares [Member]	Additional paid in capital [Member]	Cumulative translation adjustments [Member]	Postretirement benefit reserves adjustments net of tax - Pension cost and Health Care cost [Member]	Unrecognized gains (losses) on available-for-sale securities, net of tax [Member]	Unrecognized loss on cash flow hedge, net of tax [Member]	Appropriated retained earnings [Member]	Capital reserve - fiscal incentive [Member]	Legal reserve [Member]	Undistributed earnings reserve [Member]	Statutory reserve [Member]	Unappropriated retained earnings [Member]
Balance at Dec. 31, 2009	$ 95,420	$ 1,362	$ 94,058	$ 15,106	$ 21,088	$ 707	$ 6,743	$ (1,646)	$ 24	$ (13)	$ 36,987	$ 296	$ 5,419	$ 30,755	$ 517	$ 15,062
Capital increase from capital reserve				171	125
Capital increase from statutory reserve				300	219
Capital increase from undistributed earnings reserve				1,580	1,152
Capitalization				27,357	39,557
Change in the period						(489)	4,079	(52)		(15)
Shares issuance costs						(242)
Unrealized gains (losses)									49
Tax effect								18	(17)
Capital increase														(2,732)	(520)
Transfer from unappropriated retained earnings												(296)	1,015		237
Net income attributable to Petrobras	13,288															13,288
Dividends and interest on shareholders equity																(3,010)
Appropriation to reserves																(13,018)
Net income for the period		345
Other changes in the period		527												11,766
Petrobras Shareholders Equity	176,814
Comprehensive income (loss) is comprised as follows:
Net income for the period	13,633
Cumulative translation adjustments	4,079
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	(34)
Unrealized gains (losses) on available-for-sale securities	32
Unrecognized loss on cash flow hedge	(15)
Comprehensive income	17,695
Less: Net comprehensive income attributable to noncontrolling interest	(345)
Comprehensive income attributable to Petrobras	17,350
Balance at Sep. 30, 2010	176,814	2,234	174,580	44,514	62,141	(24)	10,822	(1,680)	56	(28)	46,457	0	6,434	39,789	234	12,322
Balance at Dec. 31, 2010	183,397	1,903	181,494	45,840	63,906	(86)	13,539	(2,719)	124	(15)	0	0	6,543	40,367	237	13,758
Capital increase from capital reserve				0	0
Capital increase from statutory reserve				0	0
Capital increase from undistributed earnings reserve				6	8
Change in the period						62	(19,976)	414		(12)
Unrealized gains (losses)									(42)
Tax effect								(141)	14
Capital increase														(14)	0
Transfer from unappropriated retained earnings												0	281		530
Net income attributable to Petrobras	17,031															17,031
Dividends and interest on shareholders equity																(4,680)
Appropriation to reserves																(7,079)
Net income for the period		(198)
Other changes in the period		(405)												6,268
Petrobras Shareholders Equity	174,164
Comprehensive income (loss) is comprised as follows:
Net income for the period	16,833
Cumulative translation adjustments	(19,976)
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	273
Unrealized gains (losses) on available-for-sale securities	(28)
Unrecognized loss on cash flow hedge	(12)
Comprehensive income	(2,910)
Less: Net comprehensive income attributable to noncontrolling interest	198
Comprehensive income attributable to Petrobras	(2,712)
Balance at Sep. 30, 2011	$ 175,464	$ 1,300	$ 174,164	$ 45,846	$ 63,914	$ (24)	$ (6,437)	$ (2,446)	$ 96	$ (27)	$ 54,212	$ 0	$ 6,824	$ 46,621	$ 767	$ 19,030